Changes in Carrying Amount of Goodwill by Reporting Units (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance	$ 26,983	$ 24,597
Foreign exchange differences	442	136
Ending Balance	32,684	26,983
Abovenet
Goodwill [Line Items]
Acquisition		714
Jiangchen
Goodwill [Line Items]
Acquisition		1,536
Ruantong-Xutian
Goodwill [Line Items]
Acquisition	4,349
LDeasy
Goodwill [Line Items]
Acquisition	910
PRC
Goodwill [Line Items]
Beginning Balance	11,417	9,765
Foreign exchange differences	483	116
Ending Balance	17,159	11,417
PRC | Jiangchen
Goodwill [Line Items]
Acquisition		1,536
PRC | Ruantong-Xutian
Goodwill [Line Items]
Acquisition	4,349
PRC | LDeasy
Goodwill [Line Items]
Acquisition	910
Japan
Goodwill [Line Items]
Beginning Balance	206	204
Foreign exchange differences	7	2
Ending Balance	213	206
United States And Canada
Goodwill [Line Items]
Beginning Balance	15,360	14,628
Foreign exchange differences	(47)	18
Ending Balance	15,313	15,360
United States And Canada | Abovenet
Goodwill [Line Items]
Acquisition		$ 714